Cover	Apr. 29, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-36603
Entity Registrant Name	LIBERTY TRIPADVISOR HOLDINGS, INC.
Entity Central Index Key	0001606745
Entity Tax Identification Number	46-3337365
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 1st Avenue
Entity Address, City or Town	Needham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02494
City Area Code	781
Local Phone Number	800-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false